Filed with the U.S. Securities and Exchange Commission on February 26, 2010

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 315	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 317	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U. S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On March 26, 2010 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 301 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 15, 2009, and pursuant to Rule 485(a)(2) would have become effective on February 28, 2010.

This Post-Effective Amendment No. 315 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 26, 2010 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 315 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 315 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 315 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of February, 2010.

Advisors Series Trust

By: /s/ Douglas G. Hess
       Douglas G. Hess
       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 315 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald E. O’Connor*	Trustee	February 26, 2010
Donald E. O’Connor

George J. Rebhan*	Trustee	February 26, 2010
George J. Rebhan

George T. Wofford III*	Trustee	February 26, 2010
George T. Wofford III

Michael D. LeRoy*	Trustee	February 26, 2010
Michael D. LeRoy

Joe D. Redwine*	Trustee, Chairman and	February 26, 2010
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	February 26, 2010
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	February 26, 2010
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		February 26, 2010
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney